CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 0	$ 0	$ 0
Operating (expenses)/income, net
Selling, general and administrative expenses	(19,593)	(18,946)	(27,812)
Other income	16,413	23,874	25,161
Gain on disposal of property, plant and equipment	0	545	0
Total operating (expenses)/income, net	(3,180)	5,473	(2,651)
Income/(loss) from operations	(3,180)	5,473	(2,651)
Interest income	2,258	1,276	1,028
Income/(loss) before income tax expense	(922)	6,749	(1,623)
Income tax expense from continuing operations (note 9)	(524)	(1,241)	(294)
Net income/(loss) from continuing operations attributable to the Company’s shareholders	(1,446)	5,508	(1,917)
Discontinued operations (note 3):
Net income from discontinued operations (including gain of HK$141,341 (2016:HK$540,921) upon the disposal)	141,341	717,721	163,204
Income tax expenses from discontinued operations	0	(31,187)	(29,952)
Net income from discontinued operations attributable to the Company’s shareholders	141,341	686,534	133,252
Net income attributable to the Company’s shareholders	139,895	692,042	131,335
Other comprehensive income:
Foreign currency translation adjustment	(813)	(13,490)	(2,538)
Comprehensive income attributable to the Company’s shareholders	$ 139,082	$ 678,552	$ 128,797
Net income per share (note 10):
Weighted average number of ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Basic income (loss) per share attributable from Continuing operations	$ (0.11)	$ 0.44	$ (0.15)
Basic income per share attributable from Discontinued operations	10.92	53.06	10.35
Diluted income (loss) per share attributable from Continuing operations	(0.11)	0.44	(0.15)
Diluted income per share attributable from Discontinued operations	$ 10.92	$ 53.06	$ 10.35